Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Whitehall Funds
Entity Central Index Key	0001004655
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000231927 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Advice Select Global Value Fund
Class Name	Admiral™ Shares
Trading Symbol	VAGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Advice Select Global Value Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$45	0.40%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the MSCI ACWI Value Index.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  Five of the Fund’s 11 industry sectors detracted from relative performance, with financials having by far the biggest impact due to poor security selection and the Fund being underweight in the sector. Materials and health care boosted relative returns.
  By region, only emerging markets contributed positively to performance. North America, markedly the largest region by weight, was also the biggest detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 9, 2021, Through October 31, 2024
Initial Investment of $ 10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (11/9/2021)
Admiral Shares	23.36%	5.31%
MSCI ACWI Value Index	28.19%	5.39%

Performance Inception Date	Nov. 09, 2021
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,280,000,000
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 2,217,000
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$1,280
Number of Portfolio Holdings	109
Portfolio Turnover Rate	59%
Total Investment Advisory Fees (in thousands)	$2,217

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Asia	17.8%
Europe	21.7%
North America	59.5%
Other Assets and Liabilities—Net	1.0%

C000038295 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard High Dividend Yield Index Fund
Class Name	ETF Shares
Trading Symbol	VYM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund performed in line with its benchmark, the FTSE High Dividend Yield Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted very strong returns.
  Financials, the Fund's largest sector by weight, was by far the biggest contributor to performance. Technology and industrial stocks also made strong contributions. All industry sectors reported positive returns except for real estate, which represented an insignificant portion of the portfolio.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	31.15%	10.79%	9.90%
ETF Shares Market Price	31.15%	10.78%	9.89%
FTSE High Dividend Yield Index	31.23%	10.84%	9.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 72,659,000,000
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 1,280,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$72,659
Number of Portfolio Holdings	544
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$1,280

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Basic Materials	2.0%
Consumer Discretionary	10.1%
Consumer Staples	10.7%
Energy	9.6%
Financials	21.7%
Health Care	11.7%
Industrials	12.6%
Real Estate	0.0%
Technology	9.8%
Telecommunications	4.3%
Utilities	7.2%
Other Assets and Liabilities—Net	0.3%

C000012165 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard International Explorer Fund
Class Name	Investor Shares
Trading Symbol	VINEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International Explorer Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$49	0.44%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund outperformed its expense-free benchmark, the MSCI EAFE Small Cap Index.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  On a regional basis, stock selection in Europe, an overweight to North America, and an underweight to the Pacific region contributed the most to relative performance. Selection in and an underweight to the Middle East detracted the most.
  Eight of the Fund’s 11 sectors contributed positively to performance. Information technology, health care, and real estate added the most due to strong stock selection. Industrials detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	23.22%	3.02%	4.00%
Spliced International Explorer Index	22.96%	3.40%	5.05%
MSCI All Country World Index ex USA	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,356,000,000
Holdings Count | Holding	422
Advisory Fees Paid, Amount	$ 3,881,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$1,356
Number of Portfolio Holdings	422
Portfolio Turnover Rate	48%
Total Investment Advisory Fees (in thousands)	$3,881

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Asia	43.0%
Europe	45.3%
North America	2.1%
Oceania	4.5%
Other	1.0%
South America	0.4%
Other Assets and Liabilities—Net	3.7%

C000231926 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Advice Select Dividend Growth Fund
Class Name	Admiral™ Shares
Trading Symbol	VADGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Advice Select Dividend Growth Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the S&P U.S. Dividend Growers Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted very strong returns.
  Seven of the Fund’s 11 industry sectors detracted from its performance, particularly industrials and consumer discretionary. Detracting sectors lagged mainly due to negative security selection; an underweight allocation to information technology also hurt.
  On the other side of the ledger, positive selection in health care boosted results, as did a lack of exposure to energy, communication services, and utilities.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 9, 2021, Through October 31, 2024
Initial Investment of $ 10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (11/9/2021)
Admiral Shares	20.91%	6.95%
S&P U.S. Dividend Growers Index	29.55%	7.36%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	6.81%

Performance Inception Date	Nov. 09, 2021
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 822,000,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,517,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$822
Number of Portfolio Holdings	28
Portfolio Turnover Rate	32%
Total Investment Advisory Fees (in thousands)	$1,517

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Consumer Discretionary	13.9%
Consumer Staples	10.9%
Financials	21.3%
Health Care	12.8%
Industrials	13.0%
Information Technology	20.3%
Materials	4.5%
Real Estate	1.9%
Other Assets and Liabilities—Net	1.4%

C000209802 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard High Dividend Yield Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund performed in line with its benchmark, the FTSE High Dividend Yield Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted very strong returns.
  Financials, the Fund's largest sector by weight, was by far the biggest contributor to performance. Technology and industrial stocks also made strong contributions. All industry sectors reported positive returns except for real estate, which represented an insignificant portion of the portfolio.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: February 7, 2019, Through October 31, 2024
Initial Investment of $ 10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (2/7/2019)
Admiral Shares	31.11%	10.77%	11.28%
FTSE High Dividend Yield Index	31.23%	10.84%	11.36%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	14.91%

Performance Inception Date	Feb. 07, 2019
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 72,659,000,000
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 1,280,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$72,659
Number of Portfolio Holdings	544
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$1,280

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Basic Materials	2.0%
Consumer Discretionary	10.1%
Consumer Staples	10.7%
Energy	9.6%
Financials	21.7%
Health Care	11.7%
Industrials	12.6%
Real Estate	0.0%
Technology	9.8%
Telecommunications	4.3%
Utilities	7.2%
Other Assets and Liabilities—Net	0.3%

C000231925 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Advice Select International Growth Fund
Class Name	Admiral™ Shares
Trading Symbol	VAIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Advice Select International Growth Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$50	0.40%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the MSCI ACWI ex USA Growth Index.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  The Fund’s solid outperformance was concentrated among three industry sectors. Strong selection in consumer discretionary led the way, with overweight allocations to information technology and communication services also boosting results. Health care and industrials performed poorly.
  By region, favorable stock selection in the U.S., notably NVIDIA (+225%) and Spotify (+133%), drove most of the Fund’s performance. Europe and emerging markets also contributed, led by the Netherlands and China, respectively.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 9, 2021, Through October 31, 2024
Initial Investment of $ 10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (11/9/2021)
Admiral Shares	48.33%	-7.37%
MSCI ACWI ex USA Growth Index	25.18%	-2.55%
MSCI All Country World Index ex USA	24.33%	1.18%

Performance Inception Date	Nov. 09, 2021
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 987,000,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,582,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$987
Number of Portfolio Holdings	31
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$1,582

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Asia	24.1%
Europe	45.9%
North America	26.3%
South America	1.9%
Other Assets and Liabilities—Net	1.8%